Average Annual Total Returns - First Trust Nasdaq Bank ETF	First Trust Nasdaq Bank ETF 1 Year	First Trust Nasdaq Bank ETF Since Inception	First Trust Nasdaq Bank ETF Inception Date	First Trust Nasdaq Bank ETF After tax on distributions 1 Year	First Trust Nasdaq Bank ETF After tax on distributions Since Inception	First Trust Nasdaq Bank ETF After tax on distributions and sale of fund shares 1 Year	First Trust Nasdaq Bank ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq US Smart Banks Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US Smart Banks Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Banks Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Banks Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(12.77%)	6.74%	Sep. 20, 2016	(14.02%)	5.64%	(7.74%)	4.73%	(12.12%)	7.46%	(12.80%)	10.57%	21.27%	16.63%